Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS Global Income Builder Fund

Kelly L. Beam and Daniel Park have been added as portfolio managers of the fund and, together with Darwei Kung and Di Kumble, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Global Income Builder Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Kelly L. Beam and Daniel Park is provided as of April 30, 2023, and the information for Darwei Kung and Di Kumble is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Darwei Kung	$10,001 - $50,000	$100,001 - $500,000
Di Kumble	$10,001 - $50,000	$100,001 - $500,000
Kelly L. Beam	$0	$0
Daniel Park	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Darwei Kung	3	$2,346,478,607	0	$0
Di Kumble	9	$6,102,244,013	0	$0
Kelly L. Beam	3	$449,462,275	0	$0
Daniel Park	2	$531,945,912	0	$0

June 27, 2023

SAISTKR23-12

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Darwei Kung	2	$232,229,770	0	$0
Di Kumble	0	$0	0	$0
Kelly L. Beam	0	$0	0	$0
Daniel Park	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Darwei Kung	0	$0	0	$0
Di Kumble	8	$3,282,084,328	0	$0
Kelly L. Beam	21	$5,212,451,238	0	$0
Daniel Park	0	$0	0	$0

Please Retain This Supplement for Future Reference

June 27, 2023

SAISTKR23-12